UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/03

Check here if Amendment [  X  ];  Amendment Number:  1
This Amendment (Check only one.):  [  X  ] is a restatement.
                                   [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Montag & Caldwell, Inc.
Address:	3455 Peachtree Rd NE
 		Suite 1200
		Atlanta, GA 30326

13F File Number:  028-00288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Elizabeth Chester
Title:		Senior Vice President and Secretary
Phone:		404-836-7130
Signature, Place, and Date of Signing

Elizabeth Chester 	Atlanta, GA	Feb 13 2004


Report Type (Check only one.):

[   ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[ X ]     13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

13F File Number		Name
------------------------		------------------------------------------
028-01190		FRANK RUSSELL CO


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	116

Form 13F Information Table Value Total (x$1000):  28,481,108



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101   758576 8921268.000SH     SOLE              7358162.000       1563106.000
                                                            222779 2620000.000SH     OTHER                               2620000.000
Abbott Laboratories            COM              002824100    10616 227810.000SH      SOLE                81410.000        146400.000
Altera Corp Com                COM              021441100      340 15000.000SH       SOLE                15000.000
American Express               COM              025816109        4 80.000 SH         SOLE                   80.000
American Int'l Group           COM              026874107   891908 13456648.000SH    SOLE             11109401.000       2347247.000
                                                            253518 3824950.000SH     OTHER                               3824950.000
Amgen                          COM              031162100   793141 12836063.000SH    SOLE             10602291.000       2233772.000
                                                            208850 3380000.000SH     OTHER                               3380000.000
Applied Matls Inc Com          COM              038222105      516 23000.000SH       SOLE                23000.000
Baker Hughes Inc               COM              057224107    13858 430910.000SH      SOLE               430910.000             0.000
Bed Bath & Beyond Inc Company  COM              075896100   395989 9134690.000SH     SOLE              7537815.000       1596875.000
                                                            101825 2348900.000SH     OTHER                               2348900.000
Berkshire Hathaway Inc-Cl A    COM              084670108      674 8.000 SH          SOLE                    8.000
Capital One Finl Corp Com      COM              14040H105      306 5000.000 SH       SOLE                 5000.000
Caterpillar Inc                COM              149123101   507645 6114720.000SH     SOLE              5051217.000       1063503.000
                                                            151736 1827700.000SH     OTHER                               1827700.000
Cisco Systems                  COM              17275R102   235457 9717575.000SH     SOLE              8027630.000       1689945.000
                                                             74052 3056200.000SH     OTHER                               3056200.000
Citigroup Inc.                 COM              172967101   690559 14226595.000SH    SOLE             11690077.000       2536518.000
                                                            190238 3919200.000SH     OTHER                               3919200.000
Clear Channel Commun Com       COM              184502102      342 7300.000 SH       SOLE                 7300.000
Coca-Cola Co                   COM              191216100   942026 18562097.000SH    SOLE             15403029.000       3159068.000
                                                            319542 6296400.000SH     OTHER                               6296400.000
Colgate-Palmolive Co           COM              194162103   496522 9920536.000SH     SOLE              8427939.000       1492597.000
                                                            146006 2917200.000SH     OTHER                               2917200.000
Costco Wholesale Corp-New      COM              22160K105      316 8500.000 SH       SOLE                 8500.000
Dell, Inc.                     COM              24702R101      510 15000.000SH       SOLE                15000.000
Disney, Walt Co                COM              254687106   483233 20712989.000SH    SOLE             17116017.000       3596972.000
                                                            139840 5994000.000SH     OTHER                               5994000.000
EMC Corp/Mass                  COM              268648102      234 18080.000SH       SOLE                18080.000
Ebay, Inc.                     COM              278642103   320844 4965855.000SH     SOLE              4097555.000        868300.000
                                                             72615 1123900.000SH     OTHER                               1123900.000
Electronic Arts, Inc.          COM              285512109   586051 12291323.000SH    SOLE             10154827.000       2136496.000
                                                            166270 3487200.000SH     OTHER                               3487200.000
Eli Lilly & Co                 COM              532457108   643901 9155418.000SH     SOLE              7535678.000       1619740.000
                                                            193513 2751500.000SH     OTHER                               2751500.000
Exxon Mobil Corp               COM              30231G102     1147 27980.000SH       SOLE                23160.000          4820.000
First Data Corp                COM              319963104      415 10100.000SH       SOLE                10100.000
Gannett Inc Com                COM              364730101   835477 9370536.000SH     SOLE              7726315.000       1644221.000
                                                            230719 2587700.000SH     OTHER                               2587700.000
Genentech, Inc.                COM              368710406   386316 4128625.000SH     SOLE              3403505.000        725120.000
                                                            107044 1144000.000SH     OTHER                               1144000.000
General Electric Co            COM              369604103   230679 7446056.000SH     SOLE              6179796.000       1266260.000
                                                             24177 780400.000SH      OTHER                                780400.000
Gillette Co                    COM              375766102   917326 24974855.000SH    SOLE             20697875.000       4276980.000
                                                            263887 7184500.000SH     OTHER                               7184500.000
Goldman Sachs Group            COM              38141G104      494 5000.000 SH       SOLE                 5000.000
H & R Block                    COM              093671105     5552 100280.000SH      SOLE                76230.000         24050.000
Hilton Hotels Corp Com         COM              432848109      540 31500.000SH       SOLE                31500.000
I Shares Russell 1000 Growth   COM              464287614     2553 54560.000SH       SOLE                54560.000
Int'l Business Machines        COM              459200101      306 3304.000 SH       SOLE                 3304.000
Intel Corp                     COM              458140100   229455 7159290.000SH     SOLE              5895010.000       1264280.000
                                                             62498 1950000.000SH     OTHER                               1950000.000
Johnson & Johnson              COM              478160104   667087 12913029.000SH    SOLE             10544671.000       2368358.000
                                                            214126 4144900.000SH     OTHER                               4144900.000
Kohls Corp Com                 COM              500255104   730367 16252045.000SH    SOLE             13416036.000       2836009.000
                                                            211393 4703900.000SH     OTHER                               4703900.000
Lauder Estee Cos Inc Cl A      COM              518439104     1706 43450.000SH       SOLE                33615.000          9835.000
Linear Technology Corp         COM              535678106      328 7800.000 SH       SOLE                 7800.000
Lowe's Companies               COM              548661107   205186 3704375.000SH     SOLE              3061885.000        642490.000
                                                             60098 1085000.000SH     OTHER                               1085000.000
MGIC Investment Corporation    COM              552848103      484 8500.000 SH       SOLE                 8500.000
Marriott Int'l, Inc Cl-A       COM              571903202   468003 10129948.000SH    SOLE              8342755.000       1787193.000
                                                            142841 3091800.000SH     OTHER                               3091800.000
Marsh & McLennan               COM              571748102   536059 11193535.000SH    SOLE              9189534.000       2004001.000
                                                            134911 2817100.000SH     OTHER                               2817100.000
Masco Corp                     COM              574599106   405495 14793648.000SH    SOLE             12186173.000       2607475.000
                                                            120363 4391200.000SH     OTHER                               4391200.000
Medtronic Inc                  COM              585055106   959951 19748028.000SH    SOLE             16278459.000       3469569.000
                                                            282482 5811200.000SH     OTHER                               5811200.000
Merck & Co Inc                 COM              589331107      457 9900.000 SH       SOLE                                   9900.000
Microsoft Corp                 COM              594918104     2536 92670.000SH       SOLE                88770.000          3900.000
Molex                          COM              608554101      104 2980.000 SH       SOLE                 2980.000
Molex Cl A (Non-Vtg)           COM              608554200      593 20225.000SH       SOLE                20225.000
NOVELLUS SYS INC COM           COM              670008101      421 10000.000SH       SOLE                10000.000
Nokia Corp Sponsored ADR       COM              654902204      406 23900.000SH       SOLE                23900.000
Omnicom Group                  COM              681919106   523427 5993678.000SH     SOLE              4937690.000       1055988.000
                                                            143658 1645000.000SH     OTHER                               1645000.000
Oracle Corporation             COM              68389X105   933982 70595764.000SH    SOLE             58263340.000      12332424.000
                                                            262313 19827100.000SH    OTHER                              19827100.000
Paychex Inc.                   COM              704326107   398264 10706000.000SH    SOLE              8830110.000       1875890.000
                                                            116243 3124800.000SH     OTHER                               3124800.000
Pepsico Inc                    COM              713448108   807667 17324491.000SH    SOLE             14283414.000       3041077.000
                                                            226904 4867100.000SH     OTHER                               4867100.000
Pfizer Inc                     COM              717081103  1117224 31622531.000SH    SOLE             26195884.000       5426647.000
                                                            332019 9397660.000SH     OTHER                               9397660.000
Pharmaceutical Holders' Trust  COM              71712A206     1860 23400.000SH       SOLE                23400.000
Procter & Gamble Co            COM              742718109  1038420 10396674.000SH    SOLE              8589913.000       1806761.000
                                                            311516 3118900.000SH     OTHER                               3118900.000
Qualcomm Inc Com               COM              747525103  1067118 19787096.000SH    SOLE             16344347.000       3442749.000
                                                            306031 5674600.000SH     OTHER                               5674600.000
Robert Half Int'l Inc          COM              770323103      490 21000.000SH       SOLE                21000.000
Royal Dutch Pete Co NY Reg Gld COM              780257804      232 4430.000 SH       SOLE                 4430.000
SPDR TR UNIT SER 1             COM              78462F103     3455 31050.000SH       SOLE                31050.000
Schlumberger                   COM              806857108   932969 17049874.000SH    SOLE             14036585.000       3013289.000
                                                            253116 4625650.000SH     OTHER                               4625650.000
Seagate Technology Escrow      COM              811804988        0 67500.000SH       SOLE                67500.000
Starbucks Corp Com             COM              855244109      431 13000.000SH       SOLE                13000.000
State Street Corp.             COM              857477103      292 5600.000 SH       SOLE                 5600.000
Stryker Corp                   COM              863667101      306 3600.000 SH       SOLE                                   3600.000
SunTrust Banks Inc             COM              867914103     1244 17400.000SH       SOLE                                  17400.000
Taiwan Semiconductor Mfg Co Ad COM              874039100        0 24.000 SH         SOLE                   24.000
Target Corporation             COM              87612E106      346 9000.000 SH       SOLE                 9000.000
UTSTARCOM INC COM              COM              918076100      556 15000.000SH       SOLE                15000.000
United Parcel Service-Cl B     COM              911312106   960739 12887177.000SH    SOLE             10644385.000       2242792.000
                                                            265307 3558780.000SH     OTHER                               3558780.000
UnitedHealth Group, Inc.       COM              91324P102      372 6400.000 SH       SOLE                 6400.000
Univision Communications CL A  COM              914906102      357 9000.000 SH       SOLE                 9000.000
Veritas Software Corp          COM              923436109      481 13000.000SH       SOLE                13000.000
Viacom Inc. Cl-B               COM              925524308      399 9000.000 SH       SOLE                 9000.000
Wachovia Corp                  COM              929903102      300 6449.000 SH       SOLE                 5049.000          1400.000
Wal-Mart Stores Inc            COM              931142103      424 8000.000 SH       SOLE                 8000.000
Wrigley, (Wm) Jr Cl B          COM              982526105     8528 151725.000SH      SOLE               119425.000         32300.000
Montag & Caldwell Growth I Sha                  00078H281     5445 248849.836SH      SOLE               248849.836
Montag & Caldwell Growth N Fun                  00078H299      337 15469.977SH       SOLE                                  15469.977